LEASES Schedule of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating cash flows from operating leases	$ 6,152	$ 7,860
Financing cash flow from finance leases	405	535
Operating leases	678	6,782
Financing leases	$ 0	$ 38